SHARES TO BE ISSUED (Details Narrative) - USD ($)			12 Months Ended
	Dec. 25, 2023	Oct. 26, 2023	Dec. 31, 2022
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Issuance of new shares			$ 500,000
Mr. Gang Wang [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Number shares sold		500,000
Stock price per share		$ 0.2
Issuance of new shares		$ 100,000
Mr. Lihong Zou [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Number shares sold	18,000
Stock price per share	$ 0.4
Issuance of new shares	$ 7,200